Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	€ 457	€ 546	€ 409
Defined benefit assets	119	123
Defined benefit liabilities	576	669
Reimbursement rights	9	20
Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	53
Defined benefit liabilities	53	0
Reimbursement rights	5
Present value of the expected guaranteed premiums and management fees	(44)
Retirement Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	269	368	225
Retirement Benefit Plans [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	50
Defined benefit liabilities	50
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	189	178	€ 184
Other Post Employment Benefit Plans [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	3
Defined benefit liabilities	3
Retirement benefit plans in surplus [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	110	103
Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	9	20
Retirement benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	388	491
Reimbursement Rights Retirement Benefit Plans [Member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Reimbursement rights	50
Other post-employment benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	€ 189	€ 178